PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions

	Notes	December 31, 2023	December 31, 2022
Asset retirement obligations	(a)	$347.4	$298.5
Other		18.1	17.5
		$365.5	$316.0
Current portion of provisions		$5.4	$5.6
Non-current provisions		360.1	310.4
		$365.5	$316.0
The following table presents the reconciliation of the provision for asset retirement obligations:

		Years ended December 31,
	Notes	2023	2022
Balance, beginning of the year		$298.5	$460.4
Revision of estimated cash flows and discount rates:
Capitalized in property, plant and equipment	11	36.2	(22.4)
Changes in asset retirement obligations at closed mines	30	9.7	(36.8)
Accretion expense	31	5.0	3.1
Disbursements		(2.0)	(2.0)
Reclassification of Rosebel mine obligations to liabilities held for sale	5	—	(103.8)
Balance, end of the year		$347.4	$298.5
Less: current portion	14	(5.4)	(5.6)
Non-current portion		$342.0	$292.9

Disclosure of asset retirement obligations
As at December 31, 2023, the schedule of estimated undiscounted future disbursements for rehabilitation was as follows:

	CAD$ million[1]	$ million[1]
2024	$2.8	$3.4
2025	29.7	8.0
2026	16.2	0.6
2027	12.6	3.9
2028	2.8	19.5
2029 onwards	311.6	73.4
	$375.7	$108.8
1.Disbursements in US$ relate to the Essakane mine and CAD$ disbursements relate to the Doyon division, including Westwood mine, Côté Gold and other closed Canadian sites.
As at December 31, 2023, estimated undiscounted amounts of cash flows required to settle the obligations and expected timing of payments assumed in measuring the asset retirement obligations were as follows:

	Undiscounted Amounts Required (CAD$)	Undiscounted Amounts Required ($)	Expected Timing of Payments
Essakane mine	$—	$108.8	2024-2073
Doyon division, including Westwood mine	278.3	—	2024-2049
Côté Gold project	92.0	—	2024-2187
Other Canadian sites	5.4	—	2024-2123
	$375.7	$108.8